Stock Options (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Summary of Company's Stock Options Activity

A summary of the Company’s stock options activity for the 2003 and 2012 Plan is presented below:

	Number of Options	Weighted Average Exercise Price ($/option)	Aggregate Intrinsic Value ($)
Outstanding as of January 1, 2022	172,500	$4.98	$257,025
Granted	—	—	—
Exercised	—	—	—
Forfeited / Expired	—	—	—
Outstanding as of December 31, 2022	172,500	$4.98	$257,025
Vested and expected to vest at December 31, 2022	172,500	$4.98	257,025
Exercisable as of December 31, 2022	172,500	$4.98	$257,025

Summary of Company's Non-Vested Restricted Shares Activity

As of December 31, 2022

Exercise Prices ($/option)	Number of Options Outstanding	Remaining Average Contractual Life (years)	Average Exercise Price ($/option)	Number of Options Exercisable	Remaining Contractual Life (years)	Average Exercise Price ($/option)
$4.98	172,500	0.33	4.98	172,500	0.33	$4.98
-	172,500	0.33	4.98	172,500	0.33	4.98